STOCK-BASED COMPENSATIONS - Range of exercise prices and the weighted-average remaining contractual terms (Details) EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2022 EquityInstruments ₽ / shares	Dec. 31, 2021 EquityInstruments ₽ / shares	Dec. 31, 2020 EquityInstruments
Equity-settled share based awards
Range of exercise prices and the weighted-average remaining contractual terms
Number of share options outstanding in share-based payment arrangement | EquityInstruments	24,092	20,666	3,194
Weighted average share price	₽ 297	₽ 375
Equity-settled share based awards | Options To Be Exercised in 2023
Range of exercise prices and the weighted-average remaining contractual terms
Number of share options outstanding in share-based payment arrangement | EquityInstruments	11,063
Weighted average remaining contractual term	3 months
Equity-settled share based awards | Options To Be Exercised in 2024
Range of exercise prices and the weighted-average remaining contractual terms
Number of share options outstanding in share-based payment arrangement | EquityInstruments	10,099
Weighted average remaining contractual term	15 months
Equity-settled share based awards | Options To Be Exercised in 2025
Range of exercise prices and the weighted-average remaining contractual terms
Number of share options outstanding in share-based payment arrangement | EquityInstruments	2,930
Weighted average remaining contractual term	27 months
Cash-settled share based awards
Range of exercise prices and the weighted-average remaining contractual terms
Number of share options outstanding in share-based payment arrangement | EquityInstruments	6,496	3,485	725
Cash-settled share based awards | Options To Be Exercised in 2023 | Ordinary shares
Range of exercise prices and the weighted-average remaining contractual terms
Number of share options outstanding in share-based payment arrangement | EquityInstruments	2,468
Weighted average share price	₽ 236
Weighted average remaining contractual term	3 months
Cash-settled share based awards | Options To Be Exercised in 2024 | Ordinary shares
Range of exercise prices and the weighted-average remaining contractual terms
Number of share options outstanding in share-based payment arrangement | EquityInstruments	2,091
Weighted average remaining contractual term	15 months
Cash-settled share based awards | Options To Be Exercised in 2025 | Ordinary shares
Range of exercise prices and the weighted-average remaining contractual terms
Number of share options outstanding in share-based payment arrangement | EquityInstruments	1,938
Weighted average remaining contractual term	27 months
Minimum | Equity-settled share based awards | Options To Be Exercised in 2023
Range of exercise prices and the weighted-average remaining contractual terms
Weighted average share price	₽ 230
Minimum | Equity-settled share based awards | Options To Be Exercised in 2024
Range of exercise prices and the weighted-average remaining contractual terms
Weighted average share price	320
Minimum | Equity-settled share based awards | Options To Be Exercised in 2025
Range of exercise prices and the weighted-average remaining contractual terms
Weighted average share price	320
Minimum | Cash-settled share based awards | Options To Be Exercised in 2024 | Ordinary shares
Range of exercise prices and the weighted-average remaining contractual terms
Weighted average share price	320
Minimum | Cash-settled share based awards | Options To Be Exercised in 2025 | Ordinary shares
Range of exercise prices and the weighted-average remaining contractual terms
Weighted average share price	320
Maximum | Equity-settled share based awards | Options To Be Exercised in 2023
Range of exercise prices and the weighted-average remaining contractual terms
Weighted average share price	240
Maximum | Equity-settled share based awards | Options To Be Exercised in 2024
Range of exercise prices and the weighted-average remaining contractual terms
Weighted average share price	330
Maximum | Equity-settled share based awards | Options To Be Exercised in 2025
Range of exercise prices and the weighted-average remaining contractual terms
Weighted average share price	660
Maximum | Cash-settled share based awards | Options To Be Exercised in 2024 | Ordinary shares
Range of exercise prices and the weighted-average remaining contractual terms
Weighted average share price	330
Maximum | Cash-settled share based awards | Options To Be Exercised in 2025 | Ordinary shares
Range of exercise prices and the weighted-average remaining contractual terms
Weighted average share price	₽ 488